2. Significant Accounting Policies (Details Narrative) (USD $)	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies Details Narrative [Abstract]
Restricted cash	$ 265,173	$ 264,992
Accrued interest	508	327
Letter of credit interest rate	0.25%
Options to purchase common shares	7,614,381	6,972,967
Warrants to purchase common shares	9,090,295	8,112,696
Convertible Debt Amount	$ 800,000	$ 800,000
Convertible Debt Shares	1,357,143	1,357,143
Warrants To Purchase Common Shares Outstanding			456,000
Convertible Preferred Shares			15,403,006
Preferred Shares Converted To Common Shares			13,677,274